Significant Accounting Policies - Expected credit losses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Significant Accounting Policies
Beginning balance	¥ 124,856		¥ 94,988	¥ 60,531
Additional allowance for credit losses, net of recoveries	36,734	$ 5,033	29,916	34,457
Write-off	(9,563)		(48)
Ending balance	¥ 152,027		¥ 124,856	¥ 94,988